Convertible loan	12 Months Ended
Jun. 30, 2022
Convertible loan.
Convertible loan
11.	Convertible loan

On October 29, 2019 (the “Closing Date”), the Company entered into a US$3,750,000 loan and guarantee agreement (the “Agreement”) with LANXESS Corporation (the “Lender”). The Loan was fully advanced to the Company on the Closing Date and will be used in the ongoing development of the Company’s pilot plant in southern Arkansas (see Note 8).

The principal amount of the Loan matures on the fifth anniversary of the Closing Date, provided that at the election of the Lender at any time after the second anniversary of the Closing Date, the Maturity Date shall be such earlier date as the Lender may elect by written notice provided to the Company at least 60 days before such earlier date. The Loan will be convertible at the option of the Lender at any time prior to the repayment of the Loan, at the Lender’s option, to convert all or any portion of a Loan into common shares and warrants of the Company at a rate such that for each US$1,000 of principal converted, the Lender will receive 1,667 common shares of the Company and one-half of one warrant to purchase an additional common share with an exercise price of $1.20 per common share for a term of three years. Assuming full conversion of the Loan principal, the Lender would receive 6,251,250 common shares and 3,125,625 warrants of the Company. All securities issued upon conversion of the Loan will be subject to four-month-and-one-day statutory hold period from the date the Loan was advanced.

The outstanding principal amount of the Loan will bear interest at an annual rate of 3.0%, subject to adjustments with accrued interest being payable in cash on each anniversary of the Closing Date. In the event that the Company has a positive consolidated operating cash flow, as shown on its consolidated financial statements, the Company will pay a fee to the Lender of 4.5% per annum on the average daily outstanding principal amount of the Loan from the issuance date to the date that the consolidated operating cash flow of the Company is positive. From and after the date on which the consolidated operating cash flow of the Company is positive, the annual interest rate increases to 7.5%. Pre-payments are permitted with prior written approval of the Lender and are subject to a prepayment fee of 3.0% on the portion of the Loan being prepaid.

11.	Convertible loan - continued

The Company determined that the Convertible loan contains an embedded foreign exchange derivative liability and a debt host liability. The embedded foreign exchange derivative liability was determined to be not material and therefore the Company assigned the full value on initial recognition to the debt host liability.

The gross proceeds of the Convertible loan were reduced by the transaction costs of US$199,869 resulting in a balance of US$3,550,131 on initial recognition. The Convertible loan is measured at amortised cost and will be accreted to maturity over the term at 4.1% per annum using the effective interest method.

On June 10, 2021, the Lender elected for early conversion of the loan in full and the Company issued 6,251,250 common shares and issued 3,125,625 share purchase warrants. Each warrant is exercisable to acquire an additional common share of the Company at a price of $1.20 until June 10, 2024. The full conversion of the loan facility retired the US$3,750,000 of long-term liability. The Company paid the Lender $181,286 of interest accrued on the loan from the period of October 29, 2019 to June 9, 2021.

$
Beginning balance at June 30, 2019	—
Initial recognition	4,641,796
Interest and accretion expense	132,034
Foreign exchange loss	181,670
Balance at June 30, 2020	4,955,500
Interest and accretion expense	173,662
Foreign exchange gain	(594,788)
Common shares issued for conversion	(4,353,088)
Interest paid	(181,286)
Balance at June 30, 2021 and 2022	—